SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Details 5) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based compensation
Recognized share-based compensation expenses	30,468	20,837	15,483
Foreign exchange rate used to translate amounts denominated in RMB to US dollar	6.0537
Hotel operating costs
Share-based compensation
Recognized share-based compensation expenses	4,948	2,592	2,115
Selling and marketing expense
Share-based compensation
Recognized share-based compensation expenses	973	1,031	783
General and administrative expenses
Share-based compensation
Recognized share-based compensation expenses	24,547	17,214	12,585